CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income	$ 15,601	$ 10,999
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	3,054	2,469
Depreciation of premises and equipment	1,657	1,676
Accretion of building grant	(3)	(3)
Net amortization (accretion) of purchase accounting adjustments	(2)	(8)
Net amortization (accretion) of securities	(1,343)	(1,427)
Net realized loss on sale of securities	3,747	0
Proceeds from sale of loans in secondary market	1,672	590
Loans disbursed for sale in secondary market	(1,651)	(588)
Amortization of mortgage servicing rights	47	52
Gain on sale of loans	(229)	(215)
Accretion of purchased loan discount	(1,648)	0
Amortization of intangible assets	0	8
Deferred tax (benefit) expense	(841)	(1,180)
Contribution of common stock to ESOP	0	500
Income from bank owned life insurance and annuity assets	(986)	(929)
Change in accrued interest receivable	(671)	(1,199)
Change in other liabilities	(561)	1,891
Change in other assets	242	461
Net cash provided by operating activities	18,085	13,097
Cash flows from investing activities:
Proceeds from sales of securities available for sale	33,201	0
Proceeds from maturities and paydowns of securities available for sale	132,961	34,741
Purchases of securities available for sale	(143,285)	(137,946)
Proceeds from calls and maturities of securities held to maturity	1,583	919
Purchases of restricted investments in bank stocks	(251)	(80)
Redemptions of restricted investments in bank stocks	0	110
Net change in loans	(133,706)	(90,997)
Purchases of premises and equipment	(1,037)	(1,433)
Disposals of premises and equipment	200	29
Purchases of bank owned life insurance and annuity assets	(500)	(772)
Withdrawals from bank owned life insurance and annuity assets	229	246
Net cash (used in) investing activities	(110,605)	(195,183)
Cash flows from financing activities:
Change in deposits	54,489	148,042
Cash dividends	(4,287)	(4,177)
Purchases of treasury stock	0	(1,945)
Proceeds from Federal Home Loan Bank borrowings	10,000	2
Repayment of Federal Home Loan Bank borrowings	(4,992)	(4,962)
Change in other short-term borrowings	100	107
Net cash provided by financing activities	55,310	137,067
Cash and cash equivalents:
Change in cash and cash equivalents	(37,210)	(45,019)
Cash and cash equivalents at beginning of year	83,107	128,126
Cash and cash equivalents at end of year	45,897	83,107
Supplemental disclosure:
Cash paid for interest	26,142	28,322
Cash paid for income taxes	4,669	3,585
Operating lease liability arising from obtaining right-of-use asset	$ 90	$ 0